Note 9 - Stock Based Compensation	3 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE
9.
STOCK BASED COMPENSATION

Restricted Stock Awards.
We use restricted stock awards to compensate certain key executives and other individuals.  At
December 31, 2017,
we had
no
outstanding unvested restricted stock awards. Stock-based compensation expense associated with restricted stock awards was
$0
and
$18,725
for the
three
months ended
December 31, 2017
and
2016,
respectively. As of
December 31, 2017,
there is
no
remaining unrecognized stock-based compensation associated with restricted stock awards.

Stock Options
.
There was
no
stock option activity for the quarter ended
December 31, 2017.
Stock option details are as follows:

Weighted
		Weighted	Average
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(Years)	Value

Outstanding and exercisable at December 31, 2017	1,305,000	$8.29	0.6	$431,200

There was
no
stock-based compensation expense associated with stock options for the three
months ended
December 31, 2017
and
2016.
At
December 31, 2017,
there is
no
remaining unrecognized stock-based compensation associated with stock options.